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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21193
First American Minnesota Municipal Income Fund II, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall Minneapolis, MN		55402
(Address of principal executive offices)		(Zip code)
Charles D. Gariboldi 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-677-3863

Date of fiscal year end:	1/31/05

Date of reporting period:	10/31/04

Minnesota Municipal Income Fund II

October 31, 2004

Description of Security	Principal Amount		Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Municipal Long-Term Securities - 151.2%:
Authority Revenue - 3.3%:
Duluth Seaway Port Authority, 4.20%, 5/1/13	700,000		$720,342

Economic Development Revenue - 1.9%:
Agriculture and Economic Development Board, Minn. Small Business Pg. A - Lot 1, AMT (Callable 8/1/10 at 100), 5.55%, 8/1/16	400,000	(c)	413,844

Education Revenue - 11.1%:
Higher Education Facility, St. Catherine’s College (Callable 10/1/12 at 100), 5.38%, 10/1/32	1,000,000		1,038,820
Higher Education Facility, St. John’s University (Callable 10/1/11 at 100), 5.25%, 10/1/26	350,000		364,605
St. Paul Housing and Redevelopment Authority, St. Paul Academy and Summit School (Callable 10/1/09 at 100), 5.50%, 10/1/24	1,000,000		1,048,170
			2,451,595

General Obligations - 24.1%:
Crow Wing County General Obligation (MBIA), 5.00%, 2/1/21	550,000	(b)	592,982
Lakeville Independent School District (FGIC) (Callable 2/1/13 at 100), 5.00%, 2/1/22	1,300,000	(b)	1,380,223
Minneapolis Sports Arena Project (Callable 4/1/08 at 100), 5.20%, 10/1/24	400,000		427,268
Mounds View Independent School District, 5.00%, 2/1/13	1,000,000		1,107,010

Robbinsdale Independent School District (FSA) (Callable 2/1/12 at 100), 5.00%, 2/1/21	1,000,000	(b)	1,059,790
St. Michael Independent School District (Callable 2/1/09 at 100), 4.88%, 2/1/18	695,000		739,800
			5,307,073

Health Care Revenue - 42.8%:
Agriculture and Development Board, Fairview Health Care System (Callable 11/15/10 at 101), 6.38%, 11/15/29	700,000		760,956
Bemidji Health Care Facilities, North Country Health Services (RAAI) (Callable 9/1/12 at 100), 5.00%, 9/1/31	1,000,000	(b)	1,018,110
Cuyuna Range Hospital District (Callable 6/1/07 at 102), 6.00%, 6/1/29	350,000		339,741
Duluth Health Care Facility, Benedictine Health System - St. Mary’s Hospital (Callable 2/15/14 at 100), 5.25%, 2/15/33	1,000,000		1,012,390
Fergus Falls Health Care Facility, Lake Region Hospital (Callable 12/1/05 at 102), 6.50%, 12/1/25	500,000		516,930
Fergus Falls Health Care Facility, Lutheran Brethren Retirement Home (Callable 11/1/04 at 102), 7.00%, 11/1/19	350,000		354,448
Glencoe Health Care Facilities, Glencoe Regional Health Services (Callable 4/1/11 at 101), 7.50%, 4/1/31	400,000		430,628
Golden Valley Health Care Facilities, Covenant Retirement Communities (Callable 12/1/09 at 101), 5.50%, 12/1/25	600,000		611,634
Marshall Health Care Facility, Weiner Medical Center (Callable 11/1/13 at 100), 5.35%, 11/1/17	350,000		367,647
Minneapolis and St. Paul Housing and Redevelopment Authority, Healthpartners Project (Callable 12/1/13 at 100), 5.88%, 12/1/29	750,000		772,568
Minneapolis Health Care Facilities, Allina Health Systems (Callable 11/15/12 at 100), 5.75%, 11/15/32	300,000		315,171
Monticello, Big Lake Community Hospital District (Callable 12/1/12 at 100), 6.20%, 12/1/22	400,000		417,424
New Hope Housing and Health Care Facility, Masonic Home North Ridge (Callable 3/1/09 at 102), 5.75%, 3/1/15	400,000		407,764
Sauk Rapids Health Care Facility, Good Shepherd Lutheran Home (Callable 1/1/12 at 101), 6.00%, 1/1/34	200,000		202,796
Shakopee Health Care Facility, St. Francis Regional Medical Center (Callable 9/1/14 at 100), 5.1%, 9/1/25	500,000		501,770
St. Louis Park Health Care Facilities, Park Nicollet Health Systems (Callable 7/1/14 at 100), 5.25%, 7/1/30	250,000		256,078
St. Louis Park Health Care Facilities, Park Nicollet Health Systems (Callable 7/1/14 at 100), 5.50%, 7/1/25	250,000		263,100
St. Paul Housing and Redevelopment Authority, Regions Hospital (Callable 5/15/09 at 100), 5.25%, 5/15/18	500,000		509,895
St. Paul Housing and Redevelopment Authority, Regions Hospital (Callable 5/15/09 at 100), 5.30%, 5/15/28	170,000		170,881
Winona Health Care Facilities, Winona Health Obligated Group (Callable 7/1/12 at 102), 6.00%, 7/1/34	200,000		205,428
			9,435,359

Housing Revenue - 23.8%
Eden Prairie Multifamily Housing, Preserve Place (GNMA) (Callable 1/20/08 at 102), 5.60%, 7/20/28	500,000	(b)	517,130
Hopkins Multifamily Housing, Hopkins Renaissance Project (Callable 4/1/07 at 102), 6.25%, 4/1/15	500,000		527,995
Minneapolis Multifamily Housing, Seward Towers Project (GNMA) (Callable 5/20/13 at 102), 5.00%, 5/20/36	1,190,000	(b)	1,219,215
Southeast State Multi-County Housing and Redevelopment Authority, Goodhue County Apts. (Callable 1/1/10 at 100), 6.75%, 1/1/31	320,000		298,134
St. Paul Multifamily Housing, Selby Grotto Housing Project, AMT (GNMA) (Callable 9/20/13 at 100), 5.50%, 9/20/44	655,000	(c)	673,458
Washington County Housing and Redevelopment Authority, Woodland Park Apts. (Callable 10/1/12 at 100), 4.70%, 10/1/26	2,000,000		2,016,520
			5,252,452

Leasing Revenue - 20.8%:
Andover Economic Development Authority Public Facilty Lease Revenue, Andover Community Center (Callable 2/1/14 at 100), 5.13%, 2/1/24	500,000		513,495
Hopkins Housing and Redevelopment Authority, Public Facility Lease Revenue, Public Works and Fire Station (MBIA) (Callable 2/1/13 at 100), 5.00%, 2/1/23	1,000,000	(b)	1,054,550
Otter Tail County Housing and Redevelopment Authority, Building Lease Revenue, Series A (Callable 2/1/13 at 100), 5.00%, 2/1/19	525,000		545,102
Ramsey County Public Improvement (Callable 1/1/12 at 100), 4.75%, 1/1/24	1,000,000		1,013,900
St. Paul Port Authority Office Building Facility, Robert Street (Callable 12/1/12 at 100), 5.25%, 12/1/27	1,000,000		1,059,380
Washington County Housing and Redevelopment Authority. Lower St. Croix Valley Fire Protection (Callable 2/1/13 at 100), 5.13%, 2/1/24	400,000		409,568
			4,595,995

Recreation Authority Revenue - 4.6%:
Moorhead Golf Course (Callable 12/1/08 at 100), 5.88%, 12/1/21	400,000		410,844
St. Paul Port Authority Hotel Facility (Callable 8/1/08 at 103), 7.38%, 8/1/29	300,000		304,029
St. Paul Port Authority Hotel Facility, Radisson City Center (Callable 8/1/08 at 100), 4.35%, 8/1/17	300,000		302,673
			1,017,546

Tax Revenue - 0.9%:
Minneapolis Tax Increment Revenue. St. Anthony Falls Project (Callable 3/1/12 at 102), 5.75%, 2/1/27	200,000		197,754

Transportation Revenue - 11.8%:
Minneapolis and St. Paul Metropolitan Airport Commission (FGIC) (Callable 1/1/11 at 100), 5.25%, 1/1/32	1,500,000	(b)	1,580,610

Puerto Rico Commonwealth Highway Transportation Authority (Callable 7/1/13 at 100), 5.00%, 7/1/35	1,000,000	1,014,690
		2,595,300

Utility Revenue - 6.1%:
Chaska Electric Revenue (Callable 10/1/10 at 100), 6.10%, 10/1/30	1,000,000	1,072,990
Princeton Public Utility System (Callable 4/1/12 at 100), 4.55%, 4/1/18	105,000	106,743
Princeton Public Utility System (Callable 4/1/12 at 100), 4.55%, 4/1/19	170,000	172,067
		1,351,800

Total Municipal Long-Term Securities (cost: $32,268,054)		33,339,060

Description of Security	Principal Amount	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Money Market Fund - 5.8%:
Federated Minnesota Municipal Cash Trust	1,280,270	1,280,270

(cost: $1,280,270)

Total Investments in Securitie(d) - 157.0% (cost: $33,548,324)		$34,619,330

Notes to Schedule of Investments:

(a)          Security valuations for the Fund’s investments are furnished by one or more independent pricing services that have been approved by the Fund’s board of directors.  Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on NASDAQ national market system, the Fund utilizes the NASDAQ Official Closing Price which compares the last trade to the bid/ask price of a security.  If the last trade is within the bid/ask range, then that price will be the closing price.  If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price.  If the last trade is below the bid, the bid will be the closing price.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.  Debt obligations exceeding 60 days to maturity are valued by an independent pricing service.  The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.  Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Fund’s board of directors.   Some of the factors which may be considered by the board of directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold.  If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.  As of October 31, 2004, the Fund had no fair valued securities.  Debt obligations with 60 days or less remaining until maturity maybe valued at their amortized cost which approximates market value.  Security valuations are performed once a week and at the end of each month.

(b)       Portfolio abbreviations and definitions:

FGIC–Financial Guaranty Insurance Corporation

FSA–Financial Security Assurance

GNMA–Government National Mortgage Association

MBIA–Municipal Bond Insurance Association

RAAI–Radian Asset Assurance Inc.

(c)          AMT - Alternative Minimum Tax.  As of October 31, 2004, the aggregate market value of securities subject to the Alternative Minimum Tax is $1,087,302 which represents 5.0% of net assets applicable to common shares.

(d)         On October 31, 2004, the cost of investments in securities was $33,548,324.  The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$1,093,136
Gross unrealized depreciation	(22,130)
Net unrealized appreciation	$1,071,006

Item 2—Controls and Procedures

(a) Disclose the conclusions of the registrant’s principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

Response: The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Response: There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3—Exhibits

Certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Minnesota Municipal Income Fund II, Inc.

By	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr., President

Date	12/30/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr., President

Date	12/30/04

By	/s/ Charles D. Gariboldi
Charles D. Gariboldi, Treasurer

Date	12/30/04